Oil and Gas Properties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Extractive Industries [Abstract]
Schedule of Oil and Gas Properties

Oil and gas properties as of the dates shown consisted of the following:

	September 30, 2019	December 31, 2018
	(In thousands)
Oil and gas properties, at cost, using the full cost method of accounting:
Unevaluated property	$276,888	$228,151
Evaluated property	423,884	289,851

Total oil and gas properties, at cost	700,772	518,002
Less accumulated depreciation, depletion, and amortization	(49,488)	(27,628)

Total oil and gas properties, net	$651,284	$490,374

Oil and gas properties consisted of the following:

	Years Ended December 31,
	2018	2017
	(in thousands, except per unit of production data)
Oil and gas properties, at cost, using the full cost method of accounting:
Not subject to depletion	$228,151	$168,691
Subject to depletion	289,851	152,354

Total oil and gas properties, at cost	518,002	321,045
Less accumulated depreciation, depletion, and amortization	(27,628)	(14,210)

Total oil and gas properties, net	$490,374	$306,835
Full cost pool depletion per barrel of oil equivalent	$9.38	$7.25

Costs not subject to depletion at December 31, 2018 are as follows, by the year in which such costs were incurred (in thousands) :

	Total	2018	2017	Prior
Property Acquisition costs	$228,151	$76,793	$68,939	$82,419